Cover	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity File Number	0-18183
Entity Registrant Name	G III APPAREL GROUP LTD /DE/
Entity Central Index Key	0000821002
Entity Tax Identification Number	41-1590959
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	512 Seventh Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212
Local Phone Number	403-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	GIII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false